Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Revenues-third parties (Note 18)	$ 6,910,348	$ 4,925,637	$ 2,456,435
Revenues-related companies (Note 5 and 18)	55,117	45,998	14,525
Total Revenues	6,965,465	4,971,635	2,470,960
Cost of Revenues
Cost of revenues-third parties (Note 18)	6,284,179	4,440,733	2,013,723
Cost of revenues-related companies (Note 5 and 18)	404,988	303,620	267,767
Total Cost of Revenues	6,689,167	4,744,353	2,281,490
Gross Profit	276,298	227,282	189,470
OPERATING EXPENSES
Selling and Distribution (Note 19)	192,846	155,412	109,483
General and Administrative (Note 20)	29,806	27,503	24,553
Amortization of intangible assets (Note 13)	1,461	1,001	312
(Gain)/Loss on sale of vessels, net (Note 10)	8,682	1,540	(4,094)
Total operating expenses	232,795	185,456	130,254
Operating income	43,503	41,826	59,216
OTHER INCOME/(EXPENSE)
Interest and finance costs (Notes 12, 14, 15 and 21)	(27,864)	(17,351)	(10,255)
Interest income	57	31	46
Foreign exchange gains (losses), net	1,440	(3,612)	(329)
Total other expense	(26,367)	(20,932)	(10,538)
Income before provision for income taxes	17,136	20,894	48,678
Income taxes (Note 26)	(5,428)	(2,161)	(153)
Net income	11,708	18,733	48,525
Net income attributed to non-controlling interest	1,480	0	0
Net income attributed to AMPNI shareholders	$ 10,228	$ 18,733	$ 48,525
Basic earnings per common share (Note 25)	$ 0.22	$ 0.4	$ 1.13
Diluted earnings per common share (Note 25)	$ 0.22	$ 0.4	$ 1.13
Weighted average number of shares, basic	45,979,761	46,295,973	42,579,187
Weighted average number of shares, diluted	45,979,761	46,445,499	42,644,448